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LIBERTY
COLONIAL * CRABBE HUSON * NEWPORT * STEIN ROE


November 12, 1999

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Liberty Funds Trust VII (formerly Colonial Trust VII) (the "Trust") Newport Europe Fund
          File Nos. 811-6347 & 33-41559

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated November 8, 1999 for the Fund does not differ from that contained in Post-Effective Amendment No. 17 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on November 12, 1999.

Very truly yours,

LIBERTY FUNDS TRUST VII



By:Suzan M. Barron
     Assistant Secretary

cc:        M. Muller
           S. Real (E&Y)
           D. Young (2)
           J. Sinclair
           J. Terrazino (Stein Roe)
           Blue Sky
           M. Ellis (Newport)
           J. Carlson (Newport)
           C. Roberts (Newport)
           M. Azrialy

One Financial Center, Boston, MA 02111-2621, 1-800-225-2365